Goodwill and Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) Multiple	Dec. 31, 2022 CAD ($) Multiple
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss recognised in profit or loss good will | $	$ 0	$ 0
Canada [member]
Disclosure of detailed information about intangible assets [Line Items]
Tax rate applied to cash flow projections	27.80%	27.50%
U.S. [member]
Disclosure of detailed information about intangible assets [Line Items]
Tax rate applied to cash flow projections	21.00%	21.00%
Japan [member
Disclosure of detailed information about intangible assets [Line Items]
Tax rate applied to cash flow projections	28.00%	28.00%
Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Price-to-earnings multiples	5.1	4.4
Growth rate used to extrapolate cash flow projections	0.00%	0.00%
After-tax discount rate applied to cash flow projections	10.00%	10.00%
Pre-tax discount rate applied to cash flow projections	12.50%	12.50%
Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Price-to-earnings multiples	12.7	11.6
Growth rate used to extrapolate cash flow projections	13.00%	9.00%
After-tax discount rate applied to cash flow projections	13.00%	12.00%
Pre-tax discount rate applied to cash flow projections	16.30%	15.00%